SCHEDULE OF BANK BORROWINGS (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 HKD ($)
Short-Term Debt [Line Items]
Remaining Principal current		$ 127,561		$ 124,111
Remaining Principal Non current		672,307		805,732
Remaining Principal Total		799,868		929,843
Long Term Debt One [Member]
Short-Term Debt [Line Items]
Principal amount		$ 512,821	$ 4,000,000
Start date		May 08, 2020	May 08, 2020
Maturity date		May 07, 2030	May 07, 2030
Interest rate		2.50%			2.50%
Repayment of bank debt		$ 69,673		70,012
Interest portion		11,332		14,565
Remaining Principal current		60,033
Remaining Principal Non current		253,214
Remaining Principal Total		313,247
Long Term Debt Two [Member]
Short-Term Debt [Line Items]
Principal amount		$ 256,410	$ 2,000,000
Start date		Aug. 30, 2021	Aug. 30, 2021
Maturity date		Aug. 29, 2031	Aug. 29, 2031
Interest rate		2.50%			2.50%
Repayment of bank debt		$ 35,787		30,506
Interest portion		7,052		7,453
Remaining Principal current		27,390
Remaining Principal Non current		155,350
Remaining Principal Total		182,740
Long Term Debt Three [Member]
Short-Term Debt [Line Items]
Principal amount		$ 384,615	$ 3,000,000
Start date		May 27, 2022	May 27, 2022
Maturity date		May 26, 2032	May 26, 2032
Interest rate		2.50%			2.50%
Repayment of bank debt		$ 49,500		49,984
Interest portion		10,559		13,184
Remaining Principal current		40,138
Remaining Principal Non current		263,743
Remaining Principal Total		303,881
Long Term Deb [Member]
Short-Term Debt [Line Items]
Repayment of bank debt		154,960		150,502
Interest portion		28,943		$ 35,202
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Remaining Principal current		127,561
Remaining Principal Non current		672,307
Remaining Principal Total		$ 799,868
One Hundred Twenty Month Term Borrowing One [Member]
Short-Term Debt [Line Items]
Other Borrowings					$ 4,000,000
One Hundred Twenty Month Term Borrowing Two [Member]
Short-Term Debt [Line Items]
Other Borrowings					2,000,000
One Hundred Twenty Month Term Borrowing Three [Member]
Short-Term Debt [Line Items]
Other Borrowings					$ 3,000,000
Borrowings One [Member] | Ms Huang Weisi [Member]
Short-Term Debt [Line Items]
Start date		May 08, 2020	May 08, 2020
Maturity date		May 07, 2030	May 07, 2030
Interest rate	[1]	2.50%			2.50%
Principal amount		$ 512,821			$ 4,000,000
Personal guarantee	[2]	Ms. Huang Weisi	Ms. Huang Weisi
Borrowings Two [Member] | Ms Huang Weisi [Member]
Short-Term Debt [Line Items]
Start date		Aug. 30, 2021	Aug. 30, 2021
Maturity date		Aug. 29, 2031	Aug. 29, 2031
Interest rate	[1]	2.50%			2.50%
Principal amount		$ 256,410			$ 2,000,000
Personal guarantee	[2]	Ms. Huang Weisi	Ms. Huang Weisi
Borrowings Three [Member] | Ms Huang Weisi [Member]
Short-Term Debt [Line Items]
Start date		May 27, 2022	May 27, 2022
Maturity date		May 26, 2032	May 26, 2032
Interest rate	[1]	2.50%			2.50%
Principal amount		$ 384,615			$ 3,000,000
Personal guarantee	[2]	Ms. Huang Weisi	Ms. Huang Weisi

[1]	P represents prime lending rate of Hong Kong. P of Bank of China for loans as of June 30, 2025 was 5.25%
[2]	All of the above bank borrowings are personally guaranteed by Ms. Huang Weisi, and the guarantees are assumed by Mr. Ng on April 2, 2024.